Disclosure of deferred taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Canada [Member]
Statement [Line Items]
Non-capital losses	$ 188,047	$ 188,047	$ 202,238
Australia [Member]
Statement [Line Items]
Deferred tax asset (liability)	0	0	0
Non-capital losses	0	32,848	0
Decommissioning obligations	0	109,955	142,803
Property, plant and equipment/ exploration and evaluation assets [Member] | Canada [Member]
Statement [Line Items]
Deferred tax asset (liability)	(188,047)	(188,047)	(202,238)
Property, plant and equipment/ exploration and evaluation assets [Member] | Australia [Member]
Statement [Line Items]
Deferred tax asset (liability)	$ 0	$ (142,803)	$ (142,803)